Schedule of investments
Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 95.40%
Banking — 0.89%
Deutsche Bank 3.729% 1/14/32 μ	146,000	$ 109,893
		109,893
Basic Industry — 1.68%
First Quantum Minerals 144A 6.875% 10/15/27 #	80,000	71,662
Novelis 144A 4.75% 1/30/30 #	75,000	62,482
WR Grace Holdings 144A 5.625% 8/15/29 #	100,000	73,875
		208,019
Basic Materials — 0.30%
SCIH Salt Holdings 144A 4.875% 5/1/28 #	21,000	17,497
Tronox 144A 4.625% 3/15/29 #	24,000	19,350
		36,847
Capital Goods — 4.65%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	52,000	41,888
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	50,000	43,265
Madison IAQ 144A 5.875% 6/30/29 #	53,000	40,750
TK Elevator US Newco 144A 5.25% 7/15/27 #	100,000	89,330
TransDigm 144A 6.25% 3/15/26 #	270,000	261,098
WESCO Distribution 144A 7.125% 6/15/25 #	100,000	99,987
		576,318
Communications — 16.85%
Avaya 6.125% 9/15/28 #	50,000	32,762
CCO Holdings
144A 4.25% 2/1/31 #	141,000	115,306
144A 144A 4.75% 3/1/30 #	129,000	110,723

Clear Channel Outdoor Holdings 144A 5.125% 8/15/27 #	97,000	82,157
CMG Media 144A 8.875% 12/15/27 #	7,000	5,549
CommScope 144A 6.00% 3/1/26 #	115,000	106,147
Diamond Sports Group 144A 6.625% 8/15/27 #	203,000	25,375
DISH DBS 144A 5.25% 12/1/26 #	200,000	157,143
Frontier Communications Holdings 144A 5.00% 5/1/28 #	180,000	153,407
iHeartCommunications 8.375% 5/1/27	45,000	35,857
Iliad Holding 144A 6.50% 10/15/26 #	39,000	35,169
Intelsat Jackson Holdings 6.50% 3/15/30 #	146,000	120,815
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Level 3 Financing 144A 4.25% 7/1/28 #	34,000	$ 27,342
Lumen Technologies 144A 5.125% 12/15/26 #	42,000	35,440
Nexstar Media 144A 5.625% 7/15/27 #	162,000	148,165
Radiate Holdco 144A 6.50% 9/15/28 #	19,000	14,738
Sirius XM Radio 144A 3.875% 9/1/31 #	139,000	110,948
Stagwell Global 144A 5.625% 8/15/29 #	50,000	40,316
TEGNA 5.00% 9/15/29	216,000	204,876
T-Mobile USA
3.50% 4/15/31	49,000	42,408
4.75% 2/1/28	100,000	97,130

Uber Technologies 144A 8.00% 11/1/26 #	130,000	129,713
Univision Communications 144A 6.625% 6/1/27 #	116,000	110,664
UPC Broadband Finco 144A 4.875% 7/15/31 #	100,000	81,798
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	58,000	46,785
Windstream Escrow 144A 7.75% 8/15/28 #	20,000	16,155
		2,086,888
Consumer Cyclical — 16.48%
1011778 BC
144A 3.875% 1/15/28 #	100,000	87,004
144A 4.00% 10/15/30 #	79,000	63,653
American Airlines
144A 5.50% 4/20/26 #	179,000	165,092
144A 5.75% 4/20/29 #	107,000	91,717

Aston Martin Capital Holdings 144A 10.50% 11/30/25 #	70,000	64,007
Bath & Body Works 144A 6.625% 10/1/30 #	41,000	35,520
Caesars Entertainment
144A 6.25% 7/1/25 #	60,000	58,027
144A 8.125% 7/1/27 #	111,000	107,484

Carnival 144A 5.75% 3/1/27 #	231,000	167,639
Carvana 10.25% 5/1/30 #	100,000	82,331
CDI Escrow Issuer 5.75% 4/1/30 #	52,000	47,430
Clarios Global 144A 8.50% 5/15/27 #	51,000	49,396
Fertitta Entertainment 144A 6.75% 1/15/30 #	67,000	51,615
Ford Motor 3.25% 2/12/32	200,000	150,275
NQ-IV921 [6/22] 8/22 (2352529)    1

Schedule of investments
Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

H&E Equipment Services 144A 3.875% 12/15/28 #	100,000	$ 81,126
Hawaiian Brand Intellectual Property 144A 5.75% 1/20/26 #	57,000	51,224
Hilton Domestic Operating
144A 3.625% 2/15/32 #	59,000	47,004
144A 4.00% 5/1/31 #	100,000	83,401

Lions Gate Capital Holdings 144A 5.50% 4/15/29 #	49,000	38,363
Live Nation Entertainment 144A 6.50% 5/15/27 #	25,000	24,638
Michaels 144A 7.875% 5/1/29 #	49,000	32,438
Mohegan Gaming & Entertainment 144A 8.00% 2/1/26 #	40,000	34,118
NCL 144A 5.875% 3/15/26 #	90,000	70,904
NMG Holding 144A 7.125% 4/1/26 #	40,000	36,992
PetSmart
144A 4.75% 2/15/28 #	32,000	27,780
144A 7.75% 2/15/29 #	50,000	45,138

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	161,000	112,274
Staples
144A 7.50% 4/15/26 #	26,000	21,629
144A 10.75% 4/15/27 #	68,000	45,065

Yum! Brands 3.625% 3/15/31	80,000	67,386
		2,040,670
Consumer Non-Cyclical — 15.78%
Albertsons 144A 4.625% 1/15/27 #	96,000	85,949
Allied Universal Holdco 144A 6.625% 7/15/26 #	120,000	110,348
Avantor Funding 144A 4.625% 7/15/28 #	41,000	37,693
Bausch Health Americas 144A 8.50% 1/31/27 #	149,000	104,844
Block 144A 2.75% 6/1/26 #	93,000	82,749
CHS 144A 5.625% 3/15/27 #	213,000	180,857
Herc Holdings 144A 5.50% 7/15/27 #	70,000	64,035
Hertz 5.00% 12/1/29 #	49,000	37,863
IQVIA 144A 5.00% 5/15/27 #	50,000	47,434
Medline Borrower 144A 5.25% 10/1/29 #	100,000	82,442
MPH Acquisition Holdings 144A 5.75% 11/1/28 #	105,000	87,224
Nielsen Finance 144A 5.625% 10/1/28 #	100,000	93,155
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Organon & Co.
144A 4.125% 4/30/28 #	50,000	$ 44,436
144A 5.125% 4/30/31 #	82,000	71,051

Par Pharmaceutical 144A 7.50% 4/1/27 #	90,000	68,683
Performance Food Group
144A 4.25% 8/1/29 #	37,000	30,968
144A 5.50% 10/15/27 #	65,000	60,288
Post Holdings
144A 4.50% 9/15/31 #	27,000	22,162
144A 4.625% 4/15/30 #	143,000	120,901

Prime Security Services Borrower 144A 5.75% 4/15/26 #	78,000	72,892
RegionalCare Hospital Partners Holdings 144A 9.75% 12/1/26 #	25,000	24,362
Select Medical 144A 6.25% 8/15/26 #	46,000	43,032
Tenet Healthcare 144A 6.125% 10/1/28 #	174,000	149,443
United Rentals North America 4.875% 1/15/28	176,000	166,793
Verscend Escrow 144A 9.75% 8/15/26 #	67,000	65,342
		1,954,946
Energy — 9.92%
Cheniere Energy 4.625% 10/15/28	100,000	90,378
CITGO Petroleum 7.00% 6/15/25 #	47,000	45,570
Comstock Resources 144A 6.75% 3/1/29 #	100,000	89,756
CrownRock 144A 5.625% 10/15/25 #	15,000	14,141
DT Midstream
144A 4.125% 6/15/29 #	20,000	17,008
144A 4.375% 6/15/31 #	17,000	14,289

Endeavor Energy Resources 144A 5.75% 1/30/28 #	100,000	95,526
EQM Midstream Partners 144A 4.75% 1/15/31 #	80,000	64,029
Genesis Energy 8.00% 1/15/27	42,000	37,288
ITT Holdings 144A 6.50% 8/1/29 #	60,000	48,168
Matador Resources 5.875% 9/15/26	69,000	66,457
MEG Energy 144A 7.125% 2/1/27 #	44,000	44,412
New Fortress Energy 144A 6.50% 9/30/26 #	129,000	117,080
NGL Energy Operating 144A 7.50% 2/1/26 #	67,000	60,536
Occidental Petroleum 6.45% 9/15/36	137,000	140,757
Southwestern Energy 4.75% 2/1/32	129,000	110,545

2    NQ-IV921 [6/22] 8/22 (2352529)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Tullow Oil 144A 10.25% 5/15/26 #	56,000	$ 53,629
Venture Global Calcasieu Pass 144A 4.125% 8/15/31 #	99,000	84,892
Weatherford International 144A 8.625% 4/30/30 #	41,000	34,100
		1,228,561
Financials — 8.45%
Alliant Holdings Intermediate 144A 6.75% 10/15/27 #	33,000	29,371
Coinbase Global 3.375% 10/1/28 #	64,000	40,467
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	26,000	21,506
HUB International 144A 7.00% 5/1/26 #	100,000	94,235
Icahn Enterprises 6.25% 5/15/26	100,000	93,819
Medline Borrower 144A 3.875% 4/1/29 #	126,000	107,745
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	40,000	34,515
NFP 144A 6.875% 8/15/28 #	75,000	62,090
OneMain Finance
6.125% 3/15/24	53,000	50,745
7.125% 3/15/26	95,000	88,024

Rocket Mortgage 144A 3.875% 3/1/31 #	112,000	84,240
SBA Communications
144A 3.125% 2/1/29 #	61,000	50,076
3.875% 2/15/27	110,000	100,666

Uniti Group / Uniti Fiber Holdings 144A 144A 7.875% 2/15/25 #	196,000	189,736
		1,047,235
Healthcare — 0.63%
DaVita 144A 4.625% 6/1/30 #	100,000	78,302
		78,302
Industrials — 4.18%
Ardagh Packaging Finance 144A 4.125% 8/15/26 #	100,000	84,923
Ball 2.875% 8/15/30	43,000	34,706
Bombardier
144A 7.125% 6/15/26 #	100,000	82,770
144A 7.875% 4/15/27 #	35,000	29,227

Builders FirstSource 4.25% 2/1/32 #	60,000	45,785
Imola Merger 144A 4.75% 5/15/29 #	100,000	83,999
Rolls-Royce 144A 5.75% 10/15/27 #	30,000	27,117
Sensata Technologies 144A 4.00% 4/15/29 #	52,000	44,215
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Industrials (continued)

Spirit AeroSystems 144A 7.50% 4/15/25 #	50,000	$ 46,579
Standard Industries 144A 4.375% 7/15/30 #	13,000	10,278
Trivium Packaging Finance 144A 144A 5.50% 8/15/26 #	22,000	20,842
WESCO Distribution 144A 7.25% 6/15/28 #	7,000	6,940
		517,381
Media — 3.19%
AMC Networks 4.25% 2/15/29	52,000	42,290
CSC Holdings
144A 4.625% 12/1/30 #	192,000	128,981
144A 5.75% 1/15/30 #	7,000	5,111

Directv Financing 144A 5.875% 8/15/27 #	144,000	123,308
Gray Escrow II 144A 5.375% 11/15/31 #	56,000	44,991
VZ Secured Financing 144A 5.00% 1/15/32 #	61,000	50,757
		395,438
Services — 1.91%
Aramark Services 144A 5.00% 2/1/28 #	157,000	142,605
Iron Mountain 144A 4.50% 2/15/31 #	114,000	93,480
		236,085
Technology — 4.27%
Black Knight InfoServ 144A 3.625% 9/1/28 #	136,000	117,990
Condor Merger Sub 7.375% 2/15/30 #	78,000	63,627
MSCI 144A 4.00% 11/15/29 #	14,000	12,443
NCR 144A 5.125% 4/15/29 #	50,000	42,393
ROBLOX 3.875% 5/1/30 #	54,000	43,932
SS&C Technologies 144A 5.50% 9/30/27 #	130,000	121,641
Vericast 11.00% 9/15/26 #	50,000	48,153
Veritas US 144A 7.50% 9/1/25 #	105,000	79,002
		529,181
Telecommunication Services — 2.58%
Altice France 144A 5.125% 7/15/29 #	168,000	127,368
Sprint 7.625% 3/1/26	63,000	66,517
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	110,000	89,100
Zayo Group Holdings 144A 6.125% 3/1/28 #	50,000	36,240
		319,225

NQ-IV921 [6/22] 8/22 (2352529)    3

Schedule of investments
Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation — 1.19%
United Airlines 144A 4.625% 4/15/29 #	173,000	$ 147,343
		147,343
Utilities — 2.45%
Calpine
144A 4.50% 2/15/28 #	2,000	1,820
144A 5.125% 3/15/28 #	75,000	66,206

NRG Energy 144A 3.875% 2/15/32 #	100,000	79,648
PG&E
5.00% 7/1/28	56,000	47,401
5.25% 7/1/30	21,000	17,316

Vistra Operations 144A 5.00% 7/31/27 #	100,000	91,114
		303,505
Total Corporate Bonds (cost $13,768,351)		11,815,837
	Number of shares
Short-Term Investments — 1.94%
Money Market Mutual Fund — 1.94%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	239,973	239,973
Total Short-Term Investments (cost $239,973)		239,973

Total Value of Securities—97.34% (cost $14,008,324)		12,055,810
Receivables and Other Assets Net of Liabilities—2.66%		329,014
Net Assets Applicable to 1,521,728 Shares Outstanding—100.00%		$12,384,824
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $9,954,310, which represents 80.38% of the Fund's net assets.
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
	US Treasury 2 yr Notes
(3)		$(630,047)	$(633,792)	9/30/22	$3,745	$(1,687)
	US Treasury 10 yr Notes
(44)		(5,215,375)	(5,289,547)	9/21/22	74,172	(46,719)
	US Treasury 5 yr Notes
(55)		(6,173,750)	(6,228,807)	9/30/22	55,057	(40,781)
Total Futures Contracts			$(12,152,146)		$132,974	$(89,187)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
CDI – CHESS Depositary Interest
MSCI – Morgan Stanley Capital International
yr – Year

4    NQ-IV921 [6/22] 8/22 (2352529)